Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021 [1]
Non-current assets
Property, plant and equipment	£ 250	£ 366
Investment property	60
Intangible assets	3,177	2,769
Investments in joint ventures and associates	25	24
Deferred income tax assets	57	57
Financial assets – derivative financial instruments	43	30
Retirement benefit assets	581	537
Other financial assets	133	113
Income tax assets	41	97
Trade and other receivables	139	129
Total non-current assets	4,506	4,122
Current assets
Intangible assets – product development	975	894
Inventories	105	98
Trade and other receivables	1,139	1,257
Financial assets – derivative financial instruments	16	2
Income tax assets	9	26
Cash and cash equivalents (excluding overdrafts)	558	937
Total current assets	2,802	3,214
Assets classified as held for sale	16	7
Total assets	7,324	7,343
Non-current liabilities
Financial liabilities - borrowings	(1,144)	(1,245)
Financial liabilities - derivative financial instruments	(54)	(30)
Deferred income tax liabilities	(37)	(40)
Retirement benefit obligations	(61)	(66)
Provisions for other liabilities and charges	(14)	(7)
Other liabilities	(120)	(95)
Non-current liabilities	(1,430)	(1,483)
Current liabilities
Trade and other liabilities	(1,254)	(1,256)
Financial liabilities - borrowings	(86)	(155)
Financial liabilities - derivative financial instruments	(11)	(4)
Income tax liabilities	(43)	(125)
Provisions for other liabilities and charges	(85)	(40)
Total current liabilities	(1,479)	(1,580)
Liabilities classified as held for sale	0	0
Total liabilities	(2,909)	(3,063)
Net assets	4,415	4,280
Equity
Share capital	179	189
Share premium	2,633	2,626
Treasury shares	(15)	(12)
Capital redemption reserve	28	18
Fair value reserve	(13)	(4)
Translation reserve	709	386
Retained earnings	881	1,067
Total equity attributable to equity holders of the company	4,402	4,270
Non-controlling interest	13	10
Total equity	£ 4,415	£ 4,280

[1]	Comparative balances have been restated – see Note 1b.